Share Based Compensation Expense Resulting from Stock Option Grants (Detail) (USD $)	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 45,581	$ 2,154	$ 3,819	$ 11,438	$ 887,229	$ 932,810
Share-based compensation expense			(12,363)	11,438
Director and management fees
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 45,581	$ 2,154	$ (12,363)	$ 11,438